Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 74,445	$ 20,061		$ 71,286		$ 117,587	$ 67,017
Restricted cash	887	852		641
Receivables	13,309	13,732		18,499
Real estate inventories
Owned	369,146	398,534	[1]	488,906	[1]
Not owned	44,908	47,408	[2]	55,270	[2]
Deferred loan costs	1,992	8,810		12,404
Goodwill	14,209
Intangibles	4,436
Other assets	6,225	7,554		1,998
Total assets	529,557	496,951		649,004
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	11,487			6,904
Accrued expenses	37,224			41,722
Liabilities from inventories not owned	44,908			55,270
Senior Notes		283,483
Notes payable	10,961	74,009		30,541
Senior Secured Term Loan				206,000
Liabilities	415,496	666,821		623,627
Redeemable convertible preferred stock	57,069
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	529,557	496,951		649,004
Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		74,009
Senior Secured Term Loan		206,000
Liabilities		330,935
Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		3,946
Accrued expenses		48,457
Liabilities		335,886
Senior Secured Term Loan [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	235,000
Senior Subordinated Secured Notes [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	75,916
7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704	[3]	66,704	[3]
7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704
10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912	[3]	138,619	[3]
10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912
7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867	[3]	77,867	[3]
7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867
Delaware Lyon [Member]
ASSETS
Cash and cash equivalents
Real estate inventories
Investments in subsidiaries	45,206	(179,516)		13,814
Total assets	45,206	(179,516)		13,814
LIABILITIES AND EQUITY (DEFICIT)
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Total liabilities and (deficit) equity	45,206	(179,516)		13,814
California Lyon [Member]
ASSETS
Cash and cash equivalents	71,619	14,333		69,499		115,247	59,285
Restricted cash	887	852		641
Receivables	9,155	9,897		15,034
Real estate inventories
Owned	298,128	278,939		478,010
Not owned	44,908	47,408		55,270
Deferred loan costs	1,992	8,810		12,404
Goodwill	14,209
Intangibles	4,436
Other assets	5,779	6,671		1,842
Investments in subsidiaries	(61,904)	(85,714)		3,286
Total assets	389,209	281,196		635,986
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	10,502			6,221
Accrued expenses	36,596			41,435
Liabilities from inventories not owned	44,908			55,270
Notes payable	(163)			30,541
Senior Secured Term Loan				206,000
Intercompany payables	90,564			203,355
Liabilities	493,323	664,489		826,012
Redeemable convertible preferred stock	57,069
William Lyon Homes stockholders' (deficit) equity	(161,183)	(383,293)		(190,026)
Total liabilities and (deficit) equity	389,209	281,196		635,986
California Lyon [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		3,010
Senior Secured Term Loan		206,000
Intercompany payables		71,459
Liabilities		331,395
California Lyon [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		2,560
Accrued expenses		47,051
Liabilities		333,094
California Lyon [Member] | Senior Secured Term Loan [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	235,000
California Lyon [Member] | Senior Subordinated Secured Notes [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	75,916
California Lyon [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				66,704
California Lyon [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704
California Lyon [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				138,619
California Lyon [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912
California Lyon [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				77,867
California Lyon [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	56	47		131		111	2,898
Receivables	298	310		316
Real estate inventories
Other assets	128	159		156
Intercompany receivables	206,220	203,517		203,480
Total assets	206,702	204,033		204,083
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	89			27
Accrued expenses	224			216
Liabilities	313	256		243
William Lyon Homes stockholders' (deficit) equity	206,389	203,777		203,840
Total liabilities and (deficit) equity	206,702	204,033		204,083
Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		38
Accrued expenses		218
Liabilities		256
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	2,770	5,681		1,656		2,229	4,834
Receivables	3,856	3,525		3,149
Real estate inventories
Owned	71,018	119,595		10,896
Other assets	318	724
Intercompany receivables	18,897	12		12
Total assets	96,859	129,537		15,713
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	896			656
Accrued expenses	404			71
Notes payable	11,124
Intercompany payables	134,553			137
Liabilities	146,977	205,605		864
William Lyon Homes stockholders' (deficit) equity	(61,904)	(85,714)		3,286
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	96,859	129,537		15,713
Non-Guarantor Subsidiaries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Notes payable		70,999
Intercompany payables		132,070
Liabilities		203,069
Non-Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,348
Accrued expenses		1,188
Liabilities		2,536
Eliminating Entries [Member]
Real estate inventories
Investments in subsidiaries	16,698	265,230		(17,100)
Intercompany receivables	(225,117)	(203,529)		(203,492)
Total assets	(208,419)	61,701		(220,592)
LIABILITIES AND EQUITY (DEFICIT)
Intercompany payables	(225,117)			(203,492)
Liabilities	(225,117)	(203,529)		(203,492)
William Lyon Homes stockholders' (deficit) equity	16,698	265,230		(17,100)
Total liabilities and (deficit) equity	(208,419)	61,701		(220,592)
Eliminating Entries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Intercompany payables		(203,529)
Liabilities		$ (203,529)

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.